Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED MAY 18, 2023
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE SERIES OF THE TRUST (THE "FUNDS") LISTED IN SCHEDULE A HERETO, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X Financials Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Financials Covered Call & Growth ETF
Strategy [Heading]	rr_StrategyHeading	For the Funds listed in Schedule A hereto, effective May 18, 2023, the section of the Funds’ Summary Prospectus and Statutory Prospectus entitled “PRINCIPAL INVESTMENT STRATEGIES” is hereby revised to amend the following sentence of the third paragraph as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00p.m. ET; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date.
Global X Funds | Global X Financials Covered Call & Growth ETF | Global X Financials Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FYLG
Global X Funds | Global X Health Care Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Health Care Covered Call & Growth ETF
Strategy [Heading]	rr_StrategyHeading	For the Funds listed in Schedule A hereto, effective May 18, 2023, the section of the Funds’ Summary Prospectus and Statutory Prospectus entitled “PRINCIPAL INVESTMENT STRATEGIES” is hereby revised to amend the following sentence of the third paragraph as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00p.m. ET; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date.
Global X Funds | Global X Health Care Covered Call & Growth ETF | Global X Health Care Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HYLG
Global X Funds | Global X Information Technology Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Information Technology Covered Call & Growth ETF
Strategy [Heading]	rr_StrategyHeading	For the Funds listed in Schedule A hereto, effective May 18, 2023, the section of the Funds’ Summary Prospectus and Statutory Prospectus entitled “PRINCIPAL INVESTMENT STRATEGIES” is hereby revised to amend the following sentence of the third paragraph as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00p.m. ET; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date.
Global X Funds | Global X Information Technology Covered Call & Growth ETF | Global X Information Technology Covered Call & Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TYLG